Commitments And Contingencies (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Contractual Capital Lease Payments

Future contractual payments under the terms of the Company’s capital lease obligations were as follows:

Year Ended June 30,
2015	$4,012
2016	3,402
2017	4,580
2018	3,554
2019	3,224
Thereafter	13,176

Total minimum lease payments	31,948
Less amounts representing interest	(6,677)
Less current portion	(2,415)

Capital lease obligations, non-current	$22,856

Schedule of Future Contractual Long-Term Operating Lease Payments

Minimum contractual lease payments due under the Company’s long-term operating leases are as follows:

Year Ended June 30,
2015	$98,665
2016	81,482
2017	69,053
2018	60,979
2019	50,353
Thereafter	497,882

$858,414

Schedule of Lease Termination Liability

A summary of the lease termination charges and related activity follows:

Lease Termination Liability (in thousands)
Balance as of June 30, 2012	$—
Charges	10,360
Accretion	3
Payments	(290)

Balance as of June 30, 2013	10,073
Change in assumption	(41)
Accretion	89
Payments	(2,068)

Balance as of June 30, 2014	8,053
Less current portion	1,707

Lease termination liability-long term	$6,346